Right-of-use assets	3 Months Ended
Nov. 30, 2024
Right-of-use assets
Right-of-use assets

5. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2023	3,839,792	—	43,919	3,883,711
Additions	—	67,432	170,037	237,469
Disposals	(2,186,552)	—	—	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)	—	(46,656)	(1,596,081)
Currency translation	9,433	—	1,113	10,546
Balance at August 31, 2024	113,248	67,432	168,413	349,093
Additions	—	—	19,597	19,597
Currency translation	1,954	—	1,624	3,578
Balance at November 30, 2024	115,202	67,432	189,634	372,268

Accumulated depreciation
Balance at August 31, 2023	1,438,344	—	30,774	1,469,118
Depreciation	524,772	8,429	71,385	604,586
Disposal	(1,193,933)	—	—	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)	—	(42,513)	(791,485)
Balance at August 31, 2024	20,211	8,429	59,646	88,286
Depreciation	7,726	8,429	17,370	33,525
Balance at November 30, 2024	27,937	16,858	77,016	121,811
Net carrying amount
As at August 31, 2024	93,037	59,003	108,767	260,807
As at November 30, 2024	87,265	50,574	112,618	250,457

During the year ended August 31, 2024, the Company sold its subsidiary EB Rental, Ltd., which resulted in the deconsolidation of the subsidiary’s right-of-use assets. As a result, the Company deconsolidated right-of-use assets with a net book value of $804,596.